Shareholder Report, Holdings (Details) - C000222207 [Member]	Mar. 31, 2025
Fixed Income Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.10%
Global Equity ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
Commodities Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%